Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

Oyu Tolgoi

Balance, December 31, 2012	$92,022

Additions and changes in estimates	554
Accretion expense	5,664

Balance, December 31, 2013	$98,240

Additions and changes in estimates (a)	(31,350)
Accretion expense	6,949

Balance, December 31, 2014	$73,839

(a)

The reduction in estimate is primarily the result of greater discounting effect following changes to the estimated timing of cash outflows. This is in line with an updated life of mine plan consistent with the 2014 Oyu Tolgoi technical report filed on October 28, 2014.